Marketable securities	12 Months Ended
Dec. 31, 2012
Marketable securities [Abstract]
Marketable securities
Note 13 – Marketable securities
Marketable securities held by the Company are equity securities considered to be available-for-sale securities or trading securities.

(In US$ millions)	December 31, 2012	December 31, 2011

Original cost	128	24
Unrealized gain on marketable securities	205	-
Carrying value	333	24

Year end 2011 the Company owned a 23.6% share in SapuraCrest Petroleum Bhd, which was accounted for using the equity method investment with income pickup in arrears. On May 17, 2012 SapuraCrest Petroleum Bhd and Kencana Petroleum Bhd merged resulting in dilution of our shareholdings from 23.6% to 11.8% recognizing a gain of $169 million presented in the statement of operations. The investment was consequently transferred from Investment in associated companies to an investment accounted for at fair value as an available-for-sale security. During first half of 2012 we further reduced our ownershare to 6.4% through sale of shares recognizing a gain of $84 million presented in the statement of operations.

The net unrealized holding gains as of December 31, 2012 amounted to $205 million. This represents the unrealized gain on our SapuraKencana investment recorded in accumulated other comprehensive income in the balance sheet.

The net unrealized holding gains as of December 31, 2011 amounted to zero. This represents the net of $1 million unrealized gain recorded in accumulated other comprehensive income in the balance sheet and an unrealized loss of $1 million recorded through the profit and loss statement.

Marketable securities held by us include approximately 81.1% of the partially redeemed Petromena NOK2,000 million bond ("Petromena") and 6.4% of SapuraKencana . Marketable securities and changes in their carrying value are as follows:

(In US$ millions)	Ensco	Petromena	Golden Close	Sapura Kencana	Total

Historic cost at December 31, 2011	5	4	15	-	24
Fair Market value adjustments recognized via OCI	-	-	1	-	1
Fair Market value adjustments recognized via P&L	(1)	-	-	-	(1)
Net book value at December 31, 2011	4	4	16	-	24
Additions	-	-	-	237	237
Fair market value adjustments recognized via OCI	-	-	-	84	84
Release of OCI into profit & loss	-	-	(1)	(84)	(85)
Realization of historic cost	(4)	-	(15)	(113)	(132)
Other than temporary impairments	-	-	-	-	-
Historic cost at Dec 31, 2012	-	4	-	124	128
Fair Market value adjustments recognized via OCI	-	-	-	205	205
Fair Market value adjustments recognized via P&L	-	-	-	-	-
Net book value at December 31, 2012	-	4	-	329	333